SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net loss per ordinary shares (Details) - USD ($)	3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Numerator:
Allocation of net loss	$ (253,633)	$ (332,537)	$ (171,611)	$ 237,150	$ (722,400)	$ (590,409)	$ (11,371)	$ (757,781)	$ (1,075,657)	$ (700,925)
Diluted weighted average shares outstanding (in shares)							2,500,000
Diluted net loss per ordinary share (in dollars per share)							$ 0.00
Shares excluded from calculation of diluted loss per share	11,876,000			11,876,000				11,876,000	11,876,000
Founder Shares
Numerator:
Weighted average number of shares, common stock subject to repurchase or cancellation								375,000		375,000
Shares excluded from calculation of diluted loss per share										11,876,000
Common Stock Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss										$ (542,232)
Basic weighted average shares outstanding (in shares)	355,933			11,500,000				1,023,640	10,910,256	11,058,904
Diluted weighted average shares outstanding (in shares)	355,933			11,500,000				1,023,640	10,910,256	11,058,904
Basic net loss per ordinary share (in dollars per share)	$ (0.07)			$ 0.02				$ (0.18)	$ (0.08)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ (0.07)			$ 0.02				$ (0.18)	$ (0.08)	$ (0.05)
Common Stock Not Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss							$ (11,371)			$ (158,693)
Basic weighted average shares outstanding (in shares)	3,251,000			3,251,000			2,500,000 [1]	3,251,000	3,231,718	3,236,578 [1]
Diluted weighted average shares outstanding (in shares)	3,251,000			3,251,000			2,500,000	3,251,000	3,231,718	3,236,578
Basic net loss per ordinary share (in dollars per share)	$ (0.07)			$ 0.02			$ 0.00	$ (0.18)	$ (0.08)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ (0.07)			$ 0.02			$ 0.00	$ (0.18)	$ (0.08)	$ (0.05)

[1]	Excludes 375,000 shares for the period April 28, 2021 (inception) through December 31, 2021 that were subject to forfeiture if the overallotment option was not exercised, in full or in part, by the underwriters (Note 5)